Thrivent Conservative Allocation Fund Expense Example - Thrivent Conservative Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 542
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,553
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883